Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 182,315	$ 70,325
Accounts receivable - trade, net of allowance for doubtful accounts of $43,282 in 2013 and $44,124 in 2012	139,736	87,826
Inventory (Note 2)	246,006	292,665
Prepaid expenses	75,020	128,495
TOTAL CURRENT ASSETS	643,077	579,311
PROPERTY AND EQUIPMENT, at cost, less accumulated depreciation (Note 3)	13,267	32,842
OTHER ASSETS	11,444	11,358
INTANGIBLE ASSETS, at cost, less accumulated amortization (Note 4)	920,269	1,227,025
TOTAL ASSETS	1,588,057	1,850,536
CURRENT LIABILITIES
Accounts payable	935,028	555,898
Accrued expenses (Note 5)	863,572	721,916
Accrued employee compensation	140,102	534,659
Convertible promissory note (Note 6)	147,775
Promissory notes (Note 7)	89,038
Interest payable, related parties (Note 10)	163,729	81,864
Capital lease payable, current portion (Note 14)	3,951	4,933
Liabilities related to discontinued operations (Note 9)		655,061
TOTAL CURRENT LIABILITIES	2,343,195	2,992,847
NON-CURRENT LIABILITIES
Notes payable, related parties (Note 10)	5,372,743	5,372,743
Capital lease payable, non-current portion (Note 14)		3,951
TOTAL NON-CURRENT LIABILITIES	5,372,743	5,376,694
TOTAL LIABILITIES	7,715,938	8,369,541
STOCKHOLDERS' DEFICIT
COMMON STOCK, par value $0.001, 150,000,000 shares authorized; 37,984,182 and 21,007,536 issued and outstanding at December 31, 2013 and 2012, respectively (Note 12)	37,984	21,008
ADDITIONAL PAID-IN CAPITAL	76,037,490	64,357,193
ACCUMULATED OTHER COMPREHENSIVE INCOME	6,688	13,116
ACCUMULATED DEFICIT	(82,210,043)	(70,910,322)
TOTAL STOCKHOLDERS' DEFICIT	(6,127,881)	(6,519,005)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	1,588,057	1,850,536
Subscription Payable For Senior Secured Convertible Promissory Notes [Member]
CURRENT LIABILITIES
Subscriptions payable for Senior Secured Notes (Note 8)		$ 438,516